Sep. 29, 2021
September 29, 2021Pioneer AMT-Free Municipal FundSupplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 1, 2021New expense limitationEffective October 1, 2021, the fund is implementing a new expense limitation as follows:Class Y shares –0.49%Amundi US has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amount. This expense limitation will be in effect through May 1, 2025.32673-00-1021
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